T. ROWE PRICE SCIENCE & TECHNOLOGY FUND
September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 91.5%
CONSUMER/RETAIL 0.6%
Consumer Brands 0.2%
JAND, Class A, Acquistion Date: 3/9/18, Cost $10,321 (1)(2)(3)	656,699	11,125
		11,125
Consumer Services 0.4%
GSX Techedu, ADR (1)(4)	1,779,583	27,245
		27,245
Total Consumer/Retail		38,370
HARDWARE 2.1%
Enterprise Hardware 2.1%
Pure Storage, Class A (1)	7,466,758	126,487
Total Hardware		126,487
HEALTH CARE 1.9%
Medical Devices & Equipment & Supplies 1.9%
Intuitive Surgical (1)	214,286	115,699
Total Health Care		115,699
INDUSTRIALS 1.9%
Automobile Manufacturers 1.9%
Tesla (1)(4)	472,295	113,762
Total Industrials		113,762
INTERNET 47.3%
China Internet Retail 4.4%
Alibaba Group Holding, ADR (1)	1,579,900	264,207
		264,207
China Internet Services 7.8%
58. com, ADR (1)(4)	3,339,317	164,662
Ctrip. com International, ADR (1)	10,396,309	304,508
		469,170

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND

	Shares	$ Value
(Cost and value in $000s)
Rest of World Internet Media/Advertising 6.2%
Mail. Ru Group, GDR (1)	6,730,721	140,712
NAVER (KRW)	1,408,454	184,740
Prosus (EUR) (1)	635,762	46,670
		372,122
Rest of World Internet Retail 3.0%
Zalando (EUR) (1)	3,939,218	179,862
		179,862
Rest of World Internet Services 1.6%
Naspers, N Shares (ZAR)	635,762	96,260
		96,260
U. S. Internet Media/Advertising 17.9%
Alphabet, Class C (1)	482,065	587,637
Facebook, Class A (1)	2,732,129	486,538
		1,074,175
U. S. Internet Retail 1.6%
Amazon. com (1)	56,601	98,254
		98,254
U. S. Internet Services 4.8%
Booking Holdings (1)	145,085	284,745
		284,745
Total Internet		2,838,795
MATERIALS 0.4%
Materials 0.4%
DuPont de Nemours	346,433	24,704
Total Materials		24,704
MEDIA & ENTERTAINMENT 2.9%
Direct-to-Consumer Subscription Services 1.5%
Netflix (1)	331,600	88,743
		88,743

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND

	Shares	$ Value
(Cost and value in $000s)
Publishing 0.5%
News, Class A	2,316,500	32,245
		32,245
Video Gaming 0.9%
Electronic Arts (1)	514,800	50,358
		50,358
Total Media & Entertainment		171,346
SEMICONDUCTORS 18.3%
Analog Semiconductors 1.8%
Maxim Integrated Products	1,873,871	108,516
		108,516
Memory 8.5%
Micron Technology (1)	3,524,799	151,038
Samsung Electronics (KRW)	8,796,851	360,179
		511,217
Processors 6.0%
Marvell Technology Group	1,855,900	46,342
NVIDIA	1,344,090	233,966
QUALCOMM	1,069,120	81,552
		361,860
Semiconductor Capital Equipment 2.0%
Applied Materials	1,461,900	72,949
ASML Holding (EUR)	180,084	44,663
		117,612
Total Semiconductors		1,099,205
SOFTWARE 16.1%
Back-Office Applications Software 1.3%
Intuit	162,187	43,132
Workday, Class A (1)	215,600	36,643
		79,775

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND

	Shares	$ Value
(Cost and value in $000s)
Design Software 1.1%
Synopsys (1)	496,800	68,186
		68,186
Front-Office Applications Software 5.0%
salesforce. com (1)	2,020,700	299,953
		299,953
Infrastructure and Developer Tool Software 4.6%
Datadog, Class A (1)(4)	161,420	5,474
Microsoft	1,921,600	267,160
		272,634
Security Software 4.1%
Symantec	10,299,632	243,380
		243,380
Total Software		963,928
Total Common Stocks (Cost $4,743,545)		5,492,296

CONVERTIBLE PREFERRED STOCKS 1.5%
CONSUMER/RETAIL 0.2%
Consumer Brands 0.2%
JAND, Series E, Acquistion Date: 3/9/18, Cost $12,732 (1)(2)(3)	810,105	13,723
Total Consumer/Retail		13,723
INDUSTRIALS 0.5%
Transportation Technology Services 0.5%
GM Cruise Holding, Class F, Acquistion Date: 5/7/19,
Cost $21,889 (1)(2)(3)	1,199,400	21,889
Xiaoju Kuaizhi, Series A-17, Acquistion Date: 10/19/15,
Cost $3,833 (1)(2)(3)	139,768	7,119
Total Industrials		29,008
INTERNET 0.5%
Rest of World Internet Retail 0.2%
Coupang, Series G, Acquistion Date: 1/9/15,
Cost $6,176 (1)(2)(3)	2,183,050	12,445
		12,445

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND

	Shares	$ Value
(Cost and value in $000s)
U. S. Internet Services 0.3%
Airbnb, Series E, Acquistion Date: 7/14/15,
Cost $12,110 (1)(2)(3)	130,085	14,719
		14,719
Total Internet		27,164
SOFTWARE 0.3%
Infrastructure and Developer Tool Software 0.3%
Mesosphere, Series D, Acquistion Date: 5/4/18,
Cost $22,330 (1)(2)(3)	2,019,933	17,735
Total Software		17,735
Total Convertible Preferred Stocks (Cost $79,068)		87,630

SHORT-TERM INVESTMENTS 8.5%
Money Market Funds 8.5%
T. Rowe Price Treasury Reserve Fund, 2.04% (5)(6)	512,897,418	512,898
Total Short-Term Investments (Cost $512,898)		512,898

SECURITIES LENDING COLLATERAL 0.9%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 0.9%
T. Rowe Price Short-Term Fund, 2.07% (5)(6)	5,728,613	57,286
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		57,286
Total Securities Lending Collateral (Cost $57,286)		57,286

Total Investments in Securities 102.4%
(Cost $5,392,797)		$6,150,110
Other Assets Less Liabilities (2.4)%		(145,841)
Net Assets 100.0%		$6,004,269

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND
September 30, 2019 (Unaudited)

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $98,755 and represents 1.6% of net assets.
(3)	Level 3 in fair value hierarchy.
(4)	All or a portion of this security is on loan at September 30, 2019.
(5)	Affiliated Companies
(6)	Seven-day yield
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
EUR	Euro
KRW	South Korean Won
ZAR	South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Treasury Reserve
Fund		$—		$—	$8,776
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$8,776	+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	9/30/19
T. Rowe Price Treasury
Reserve Fund	$37,673		¤	¤	$512,898
T. Rowe Price Short-Term
Fund	—		¤	¤	57,286
					$570,184	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $8,776 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $570,184.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Science & Technology Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$4,428,085	$1,053,086	$11,125	$5,492,296
Convertible Preferred Stocks	—	—	87,630	87,630
Short-Term Investments	512,898	—	—	512,898
Securities Lending Collateral	57,286	—	—	57,286
Total	$4,998,269	$1,053,086	$98,755	$6,150,110

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled $(709,000) for the period ended September 30,
2019.

($000s)		Gain
	Beginning	(Loss)			Ending
	Balance	During	Total	Total	Balance
	1/1/19	Period	Purchases	Sales	9/30/19
Investment in Securities
Common Stocks	$10,047	$1,078	$–	$–	$11,125
Convertible Preferred Stocks	67,530	(1,787)	21,889	(2)	87,630
Total	$77,577	$(709)	$21,889	$(2)	$98,755